CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (138,384)	$ (18,957)	¥ (222,776)	¥ (610,374)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for (reversal of) credit losses allowance	(915)	(125)	19,750	1,494
Inventory write-down	150,752	20,653	152,904	161,596
Share-based compensation	76,261	10,448	103,449	142,381
Depreciation and amortization	244,851	33,544	251,628	196,543
Amortization of issuance cost of convertible senior notes	0	0	0	7,861
Deferred income tax	(40,889)	(5,602)	(45,591)	(56,115)
Loss on disposal of property and equipment	28,546	3,911	7,410	1,229
Loss on disposal of investments	0	0	0	16,967
Loss (gain) on acquisition of subsidiaries	0	0	(631)	90,065
Share of loss (income) in equity method investment	24,658	3,378	(6,253)	3,586
Impairment loss of investments	14,403	1,973	0	8,400
Unrealized loss (gain) related to investment securities	(4,851)	(665)	68,031	97,827
Exchange loss	10,213	1,399	8,530	804
Impairment of goodwill	6,934	950	35,212	13,155
Fair value loss on contingent consideration payable	0	0	0	9,495
Fair value change on financial instruments	(11,838)	(1,622)	(24,515)	364,758
Gain on repurchase of 1.625% convertible senior notes due 2024	0	0	0	(7,907)
Changes in operating assets and liabilities:
Accounts receivable	181,561	24,874	226,889	(42,366)
Inventories	(222,498)	(30,482)	(33,808)	(31,026)
Advances to suppliers	(90,347)	(12,377)	65,942	158,312
Prepayments and other current assets	(105,804)	(14,495)	(10,890)	(134,949)
Amounts due from related parties	56,893	7,794	4,702	(8,921)
Operating lease right-of-use assets	302,735	41,475	143,840	248,523
Other non-current assets	(24,570)	(3,366)	21,693	22,812
Accounts payable	57,116	7,825	(133,511)	57,448
Notes payable	(45,450)	(6,227)	18,792	(41,766)
Income tax payables	12,193	1,670	(27,375)	(81,162)
Amounts due to related parties	(26,750)	(3,665)	2,403	(43,360)
Accrued expenses and other current liabilities	(94,278)	(12,917)	13,967	89,566
Other non-current liabilities	23,777	3,257	(47,313)	0
Operating lease liabilities	(291,137)	(39,886)	(144,224)	(252,271)
Dividend from return on an equity method investments	8,096	1,110	0	0
Net cash provided by operating activities	101,278	13,875	448,255	382,605
Cash flows from investing activities:
Purchases of property and equipment	(132,108)	(18,099)	(165,007)	(206,956)
Purchases of short-term investments	(1,124,370)	(154,038)	(820,633)	(907,790)
Net cash decrease upon disposal of subsidiaries	0	0	0	(1,902)
Maturity of short-term investments	582,470	79,798	1,010,477	10,000
Additions of intangible assets	(76,161)	(10,434)	(65,195)	(52,286)
Investment in equity investees	(947)	(130)	(172,313)	(63,225)
Payment for the acquisition of subsidiaries, net of cash acquired	(62,951)	(8,624)	(104,623)	(77,738)
Proceeds from disposal of equity investments	0	0	6,300	8,600
Loan to a related party	(664)	(91)	(29,378)	(15,364)
Loan to third parties	(2,875)	(394)	0	0
Net cash used in investing activities	(817,606)	(112,012)	(340,372)	(1,306,661)
Cash flows from financing activities:
Proceeds from short-term borrowings	1,969,737	269,853	1,820,689	1,843,457
Repayment of short-term borrowings	(1,864,500)	(255,435)	(1,721,039)	(1,375,847)
Repurchase of ordinary shares	(95,502)	(13,084)	0	(446,636)
Proceeds from sale of a subsidiary's equity interest to Cainiao	0	0	0	101,189
Cash settlement of derivative liabilities with Cainiao	0	0	(73,988)	0
Proceeds from exercises of share options	164	22	1	3
Acquisition of non-controlling interests of subsidiaries	(4,531)	(621)	(2,821)	(5,371)
Dividends paid to non-controlling interests	(1,080)	(148)	(1,120)	0
Capital contribution from non-controlling interests	195	27	2,736	0
Repurchase and redemption of convertible senior notes	0	0	0	(1,759,973)
Payment of contingent consideration for acquisition of Full Jet	(24,220)	(3,318)	(32,491)	(7,224)
Net cash used in financing activities	(19,737)	(2,704)	(8,033)	(1,650,402)
Net (decrease) increase in cash, cash equivalents and restricted cash	(736,065)	(100,841)	99,850	(2,574,458)
Cash, cash equivalents and restricted cash, beginning of year	2,352,295	331,314	2,245,724	4,699,764
Effect of exchange rate changes on cash, cash equivalents and restricted cash	28,084	(5,203)	6,721	120,418
Cash, cash equivalents and restricted cash, end of year	1,644,314	225,270	2,352,295	2,245,724
Supplemental disclosure of cash flow information:
Cash paid for interest	27,051	3,706	38,186	47,141
Cash paid for income tax	53,837	7,376	84,770	163,525
Supplemental disclosures of non-cash investing and financing activities:
Purchases of property and equipment included in payables	16,403	2,247	21,654	23,182
Settlement of loan to related parties through offsetting accounts receivable	0	0	0	3,220
Considerations payable in relation to business combination	32,090	$ 4,396	0	0
Cash and cash equivalents	1,289,323		2,149,531	2,144,020
Restricted cash	354,991		202,764	101,704
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	¥ 1,644,314		¥ 2,352,295	¥ 2,245,724